Annual Fund Operating Expenses - VALUE LINE CORE BOND FUND	Apr. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 01, 2026
VALUE LINE CORE BOND FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.71%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.46%)	[1]
Net Expenses (as a percentage of Assets)	0.80%	[1]

[1]	EULAV Asset Management (the “Adviser”) and EULAV Securities LLC, the Fund’s principal underwriter (the “Distributor”) have agreed to waive a portion of their advisory and Rule 12b-1 fees and the Adviser has further agreed to reimburse certain expenses of the Fund to the extent necessary to limit the Fund’s total annual operating expenses (other than those attributable to interest, taxes, brokerage and futures commissions, and extraordinary expenses not incurred in the ordinary course of the Fund’s business) (the “Expense Limitation”) to 0.80% of the Fund’s average daily net assets through May 1, 2026. The Adviser and Distributor may subsequently recover from the Fund reimbursed expenses and/or waived fees (within 3 years from the month in which the waiver/reimbursement occurred) to the extent that the Fund’s expense ratio is less than the Expense Limitation or, if lower, the expense limitation in effect when the waiver/reimbursement occurred. The Expense Limitation can be terminated before May 1, 2026 only with the agreement of the Fund’s Board.